Organizational and Basis of Presentation	12 Months Ended
Dec. 31, 2023
Organizational and Basis of Presentation [Abstract]
ORGANIZATIONAL AND BASIS OF PRESENTATION

1. ORGANIZATIONAL AND BASIS OF PRESENTATION

Pheton Holdings Ltd (the “Company” or “Pheton”) was established under the laws of the Cayman Islands on November 2, 2022. The Company has no substantive operations other than holding all of the shares of Pheton BVI Ltd (“Pheton BVI”), which entity was established under the laws of the British Virgin Islands on November 22, 2022.

Pheton BVI is a holding Company holding all of the equity of Pheton (HK) Limited (“Pheton HK”), which was established under the laws of Hong Kong on December 14, 2022.

Pheton HK is a holding company holding all of the equity of Beijing Jinruixi Medical Technology Co., Ltd (“Jinruixi”), which was established under the laws of the People’s Republic of China on March 15, 2023.

Jinruixi acquired the entire equity interests in Beijing Feitian Zhaoye Technology Co., Ltd. (“Beijing Feitian”), which was established under the laws of the People’s Republic of China in 1998, is a healthcare solution provider dedicated to the development and commercialization of treatment software used for brachytherapy.

On March 27, 2023, Pheton completed a reorganization of entities under the common control of its then-existing shareholders, who collectively owned all of the equity interests of Pheton prior to the reorganization. Pheton, Pheton BVI, Pheton HK and Jinruixi were established as the holding companies of Beijing Feitian. All of these entities are under common control which results in the consolidation of Beijing Feitian which has been accounted as a reorganization of entities under common control at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of Pheton. The shares and per-share information are presented on a retroactive basis to reflect the re-denomination and nominal issuance of shares effected on March 23, 2023.

Subsidiaries	Date of incorporation	Place of incorporation	Ownership	Principle activities
Pheton (BVI) Ltd	November 22, 2022	British Virgin Islands	100% owned by Pheton	Investment holding
Pheton (HK) Limited	December 14, 2022	Hong Kong	100% owned by Pheton BVI	Investment holding
Beijing Jinruixi Medical Technology Co., Ltd	March 15, 2023	Mainland China	100% owned by Pheton HK	Investment holding
Beijing Feitian Zhaoye Technology Co., Ltd.	December 17, 1998	Mainland China	100% owned by Jinruixi	Healthcare solution